Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DAVIS VARIABLE ACCOUNT FUND INC
Entity Central Index Key	0001084060
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000009558 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Financial Portfolio
Trading Symbol	QDFPAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Financial Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Portfolio	$37	0.75%*
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75% [1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund delivered a total return of 0.06%, versus a -1.18% return for the Index. The Fund underperformed the 10.21% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Banks (+5%) and Insurance (+2%)
    Weakest performing industries - Consumer Finance (-11%), Financial Services (-5%), and Capital Markets (-3%)
Contributors to Performance
  Banks - outperformed the Index industry (+9% vs +5%) and overweight (average weighting 43% vs 28%)
    Fifth Third Bancorp (+22%), PNC Financial Services Group (+20%), and U.S. Bancorp (+15%) - three largest individual contributors
    DBS Group Holdings (+19%), Danske Bank (+17%), and Bank of N.T. Butterfield (+22%)
  Capital Markets - outperformed the Index industry (+14% vs -3%) and underweight (average weighting 7% vs 26%)
    Julius Baer Group (+15%) and Bank of New York Mellon (+26%)
  Underweight in Financial Services (average weighting 14% vs 28%)
  Insurance - outperformed the Index industry (+3% vs +2%) and overweight (average weighting 19% vs 13%)
    Chubb (+10%) and RenaissanceRe Holdings (+13%)
Detractors from Performance
  Consumer Finance - underperformed the Index industry (-15% vs -11%) and overweight (average weighting 13% vs 4%)
    Capital One Financial (-17%) - largest individual detractor
    American Express (-8%)
  Financial Services - underperformed the Index industry (-11% vs -5%)
    Chime Financial (-19%), Fiserv (-27%), Rocket Companies (-19%), and Exor (-9%)
  Non-financial holding
    Prosus (-30%)
  Individual holdings
    Wells Fargo (-10%), Markel Group (-9%), and Ping An Insurance (-20%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Financial Portfolio	13.72%	12.99%	13.38%
S&P 500 Index	22.32%	13.40%	15.50%
S&P 500 Financials Index	4.05%	9.85%	13.39%

Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Net Assets	$ 58,300,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 161,900
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$58.3
Total number of portfolio holdings as of 06/30/26	31
Portfolio turnover rate for the period	3%
Total advisory fees paid for the period (in thousands)	$161.9

Holdings [Text Block]	Top Industries as of 06/30/26 Net Assets
Banks	43.68%
Insurance	19.89%
Financial Services	13.35%
Consumer Finance	12.82%
Capital Markets	7.18%

[1]	Annualized.